Leases	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

NOTE 10 — LEASES

The Company’s PRC subsidiaries and VIE entered into operating lease agreements with landlords to lease warehouse and office space. As of June 30, 2023, the remaining lease term was 1.9 years. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental discount rate based on the interest rate for three-year government bond as published by China’s central bank in order to discount lease payments to present value. The discount rate of the Company’s operating leases was 3.35%. For the years ended June 30, 2023 and 2022, there was no variable lease cost. For the years ended June 30, 2023 and 2022, total operating lease expense amounted to $432,422 and $582,631 respectively, and amortization of the operating lease right-of-use assets amounted to $381,795 and 41,968, respectively. For the year ended June 30, 2023, the interest on lease liabilities amounted to $28,685.

Supplemental balance sheet information related to operating leases was as follows:

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2023	June 30, 2022
Operating lease right-of-use assets	$1,274,479	732,993
Operating lease right-of-use assets – accumulated amortization	(411,627)	(40,422)
Operating lease right-of-use assets – net	$862,852	692,571

Operating lease liabilities, current	524,698	232,221
Operating lease liabilities, non-current	375,056	480,436
Total operating lease liabilities,	$899,754	712,657

As of June 30, 2023, maturities of operating lease liabilities were as follows:

Twelve months ending June 30,	June 30, 2023
2024	549,919
2025	376,604
Total future minimum lease payments	926,523
Less: Imputed interest	(26,769)
Total	$899,754